Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2018
Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Payables

	2018 £m	2017 £m
Payments due to vendors (earnout agreements)	266.5	450.0
Liabilities in respect of put option agreements with vendors	205.2	219.5
Fair value of derivatives	14.2	3.3
Other creditors and accruals	355.5	320.0
	841.4	992.8

Trade and Other Payable [member]
Statement [LineItems]
Maturity Analysis for Non-derivative Financial Liabilities

The following tables set out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2018 £m	2017 £m
Within one year	148.2	180.7
Between one and two years	140.2	128.3
Between two and three years	38.5	144.1
Between three and four years	50.3	58.3
Between four and five years	20.4	103.1
Over five years	17.1	16.2
	414.7	630.7

Summary of Contingent Consideration
2018 £m	2017 £m
At beginning of year	630.7	976.5
Earnouts paid (note 11)	(120.2)	(199.1)
New acquisitions	48.6	163.7
Revision of estimates taken to goodwill (note 12)	(68.3)	(60.7)
Revaluation of payments due to vendors (note 6)	(82.6)	(208.6)
Exchange adjustments	6.5	(41.1)
At end of year	414.7	630.7